Compensation Plans - Other Compensation Plan (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchased number of shares (in shares)	2
Restricted cash awards, cost expected to be recognized	$ 444.3
Restricted cash awards, cost expected to be recognized, period	3 years
Other Stock-Based Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock available for grant (in shares)	0
Shares reserved for stock options and warrants (in shares)	325,000	195,417